Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	$ 59,631.3	$ 73,896.9
Fixed maturities, trading	634.0	233.3
Equity securities	53.1	508.2
Derivative instruments, assets	256.6	326.2
Separate account assets	120,279.6	147,529.0
Investment and universal life contracts	58.9	(320.9)
Amount measured at net asset value
Assets (liabilities) measured at fair value on a recurring basis
Unfunded commitments of investments measured using NAV	$ 7.8	10.2
Maximum
Fixed maturities valued using internal pricing models
Maximum fixed maturities classified as Level 3 assets, percent valued using internal pricing models (as a percent)	4.00%
U.S. government and agencies
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	$ 1,715.9	1,937.0
Non-U.S. governments
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	520.4	947.1
States and political subdivisions
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	6,168.3	9,216.4
Corporate debt securities
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	33,184.8	42,965.1
Residential mortgage-backed pass-through securities
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	2,170.9	2,342.3
Commercial mortgage-backed securities
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	4,827.5	5,513.7
Collateralized debt obligations
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	4,560.2	3,533.5
Other debt obligations
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	6,483.3	7,441.8
Recurring Fair Value Measurements
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	59,631.3	73,896.9
Fixed maturities, trading	634.0	233.3
Equity securities	53.1	508.2
Derivative instruments, assets	256.6	326.2
Other investments	82.8	94.1
Cash equivalents	2,776.4	753.0
Sub-total excluding separate account assets	63,434.2	75,811.7
Separate account assets	120,279.6	147,529.0
Total assets	183,713.8	223,340.7
Investment and universal life contracts	58.9	(320.9)
Funds withheld payable embedded derivative	3,652.8
Derivative liabilities	(612.3)	(142.3)
Total liabilities	3,099.4	(463.2)
Net assets (liabilities)	186,813.2	222,877.5
Recurring Fair Value Measurements | Amount measured at net asset value
Assets (liabilities) measured at fair value on a recurring basis
Other investments	81.4	92.7
Sub-total excluding separate account assets	81.4	92.7
Separate account assets	9,120.9	8,942.9
Total assets	9,202.3	9,035.6
Net assets (liabilities)	9,202.3	9,035.6
Recurring Fair Value Measurements | Fair value hierarchy Level 1
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	1,380.6	1,628.5
Fixed maturities, trading	78.6	0.5
Equity securities	14.8	463.5
Cash equivalents	930.3
Sub-total excluding separate account assets	2,404.3	2,092.5
Separate account assets	91,424.2	114,735.5
Total assets	93,828.5	116,828.0
Net assets (liabilities)	93,828.5	116,828.0
Recurring Fair Value Measurements | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	56,085.9	71,194.6
Fixed maturities, trading	449.2	227.9
Equity securities	38.3	44.7
Derivative instruments, assets	256.5	325.6
Cash equivalents	1,846.1	753.0
Sub-total excluding separate account assets	58,676.0	72,545.8
Separate account assets	18,700.4	22,904.6
Total assets	77,376.4	95,450.4
Derivative liabilities	(608.2)	(142.3)
Total liabilities	(608.2)	(142.3)
Net assets (liabilities)	76,768.2	95,308.1
Recurring Fair Value Measurements | Fair value hierarchy Level 3
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	2,164.8	1,073.8
Fixed maturities, trading	106.2	4.9
Derivative instruments, assets	0.1	0.6
Other investments	1.4	1.4
Sub-total excluding separate account assets	2,272.5	1,080.7
Separate account assets	1,034.1	946.0
Total assets	3,306.6	2,026.7
Investment and universal life contracts	58.9	(320.9)
Funds withheld payable embedded derivative	3,652.8
Derivative liabilities	(4.1)
Total liabilities	3,707.6	(320.9)
Net assets (liabilities)	7,014.2	1,705.8
Recurring Fair Value Measurements | U.S. government and agencies
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	1,715.9	1,937.0
Recurring Fair Value Measurements | U.S. government and agencies | Fair value hierarchy Level 1
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	1,354.0	1,587.0
Recurring Fair Value Measurements | U.S. government and agencies | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	361.9	350.0
Recurring Fair Value Measurements | Non-U.S. governments
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	520.4	947.1
Recurring Fair Value Measurements | Non-U.S. governments | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	520.4	947.1
Recurring Fair Value Measurements | States and political subdivisions
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	6,168.3	9,216.4
Recurring Fair Value Measurements | States and political subdivisions | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	6,099.2	9,124.0
Recurring Fair Value Measurements | States and political subdivisions | Fair value hierarchy Level 3
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	69.1	92.4
Recurring Fair Value Measurements | Corporate debt securities
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	33,184.8	42,965.1
Recurring Fair Value Measurements | Corporate debt securities | Fair value hierarchy Level 1
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	26.6	41.5
Recurring Fair Value Measurements | Corporate debt securities | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	31,589.9	42,089.3
Recurring Fair Value Measurements | Corporate debt securities | Fair value hierarchy Level 3
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	1,568.3	834.3
Recurring Fair Value Measurements | Residential mortgage-backed pass-through securities
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	2,170.9	2,342.3
Recurring Fair Value Measurements | Residential mortgage-backed pass-through securities | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	2,170.9	2,342.3
Recurring Fair Value Measurements | Commercial mortgage-backed securities
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	4,827.5	5,513.7
Recurring Fair Value Measurements | Commercial mortgage-backed securities | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	4,824.1	5,494.5
Recurring Fair Value Measurements | Commercial mortgage-backed securities | Fair value hierarchy Level 3
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	3.4	19.2
Recurring Fair Value Measurements | Collateralized debt obligations
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	4,560.2	3,533.5
Recurring Fair Value Measurements | Collateralized debt obligations | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	4,504.0	3,447.7
Recurring Fair Value Measurements | Collateralized debt obligations | Fair value hierarchy Level 3
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	56.2	85.8
Recurring Fair Value Measurements | Other debt obligations
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	6,483.3	7,441.8
Recurring Fair Value Measurements | Other debt obligations | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	6,015.5	7,399.7
Recurring Fair Value Measurements | Other debt obligations | Fair value hierarchy Level 3
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	$ 467.8	$ 42.1